Tax Charges (Benefits) Recorded Directly to Stockholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$ 0.6	$ (1.2)	$ (4.2)
Tax Effect of Other Comprehensive Income	$ (5.2)	$ 60.0	$ 64.7